Investment Objectives and Goals - NEOS Gold High Income ETF	May 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — NEOS Gold High Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The NEOS Gold High Income ETF (the “Fund”) seeks to generate high monthly income with the potential for appreciation based on exposure to exchange-traded products (“ETPs”) that have direct exposure to gold.